Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 30.8%
DWS Core Equity Fund "Institutional" (a)	649,279	18,601,838
DWS Emerging Markets Equity Fund "Institutional" (a)	59,980	1,201,403
DWS RREEF Global Infrastructure Fund "Institutional" (a)	106,230	1,673,120
DWS RREEF Real Estate Securities Fund "Institutional" (a)	104,535	2,551,706
DWS Small Cap Core Fund "S" (a)	60,226	1,776,669
Total Equity - Equity Funds (Cost $16,668,135)		25,804,736
Equity - Exchange-Traded Funds 3.9%
iShares MSCI Japan ETF	20,961	1,245,712
iShares MSCI Pacific ex Japan ETF	8,948	413,040
SPDR Gold Shares ETF*	5,949	820,129
SPDR S&P Emerging Asia Pacific ETF	8,326	819,475
Total Equity - Exchange-Traded Funds (Cost $3,186,122)		3,298,356
Fixed Income - Bond Funds 34.4%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	276,777	2,576,790
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	89,661	823,980
DWS ESG Global Bond Fund "S" (a)	182,311	1,706,427
DWS GNMA Fund "Institutional" (a)	272,849	3,768,042
DWS Short Duration Fund "S" (a)	1,143,325	9,958,361
DWS Total Return Bond Fund "Institutional" (a)	927,091	10,049,669
Total Fixed Income - Bond Funds (Cost $28,474,442)		28,883,269
Fixed Income - Exchange-Traded Funds 27.9%
iShares Core MSCI Europe ETF	69,553	3,344,108
iShares iBoxx $ Investment Grade Corporate Bond ETF	52,110	6,668,517
iShares JP Morgan USD Emerging Markets Bond ETF	33,569	3,763,757
iShares TIPS Bond ETF	21,315	2,480,640
iShares U.S. Treasury Bond ETF	175,468	4,591,120
Vanguard Total International Bond ETF	43,095	2,506,405
Total Fixed Income - Exchange-Traded Funds (Cost $22,793,677)		23,354,547
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.5%
U.S. Treasury Bill, 1.807% **, 7/16/2020 (b) (Cost $390,479)	395,000	391,123
	Shares	Value ($)
Fixed Income - Money Market Fund 2.6%
DWS Central Cash Management Government Fund, 1.63% (a) (c) (Cost $2,203,861)	2,203,861	2,203,861
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $73,716,716)	100.1	83,935,892
Other Assets and Liabilities, Net	(0.1)	(102,839)
Net Assets	100.0	83,833,053

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended November 30, 2019 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Equity - Equity Funds 30.8%
DWS Core Equity Fund "Institutional" (a)
17,729,130	437,197	880,240	(12,240)	1,327,991	62,147	—	649,279	18,601,838
DWS Emerging Markets Equity Fund "Institutional" (a)
1,961,796	—	873,400	(57,389)	170,396	—	—	59,980	1,201,403
DWS ESG International Core Equity Fund "Institutional" (a)
2,759,964	—	2,789,509	171,568	(142,023)	—	—	—	—
DWS RREEF Global Infrastructure Fund "Institutional" (a)
2,113,003	243,421	688,780	20,432	(14,956)	13,421	—	106,230	1,673,120
DWS RREEF Real Estate Securities Fund "Institutional" (a)
3,837,677	18,614	1,393,670	128,714	(39,629)	18,615	—	104,535	2,551,706
DWS Small Cap Core Fund "S" (a)
1,226,003	385,550	—	—	165,116	—	—	60,226	1,776,669
Fixed Income - Bond Funds 34.4%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
2,533,966	26,189	—	—	16,635	26,189	—	276,777	2,576,790
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
619,929	214,866	—	—	(10,815)	3,066	—	89,661	823,980
DWS ESG Global Bond Fund "S" (a)
1,732,020	10,675	—	—	(36,268)	10,675	—	182,311	1,706,427
DWS GNMA Fund "Institutional" (a)
—	3,764,594	—	—	3,448	10,864	—	272,849	3,768,042
DWS Short Duration Fund "S" (a)
9,911,378	69,717	—	—	(22,734)	71,254	—	1,143,325	9,958,361
DWS Total Return Bond Fund "Institutional" (a)
14,348,783	84,674	4,182,700	114,375	(315,463)	84,674	—	927,091	10,049,669
Fixed Income - Money Market Fund 2.6%
DWS Central Cash Management Government Fund, 1.63% (a) (c)
744,587	11,013,155	9,553,881	—	—	6,084	—	2,203,861	2,203,861
59,518,236	16,268,652	20,362,180	365,460	1,101,698	306,989	—	6,076,125	56,891,866

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At November 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At November 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Emerging Market Index	USD	12/20/2019	16	816,528	830,400	13,872
S&P 500 E-Mini Index	USD	12/20/2019	14	2,099,925	2,200,590	100,665
Total unrealized appreciation						114,537

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$25,804,736	$—	$—	$25,804,736
Equity - Exchange-Traded Funds	3,298,356	—	—	3,298,356
Fixed Income - Bond Funds	28,883,269	—	—	28,883,269
Fixed Income – Exchange-Traded Funds	23,354,547	—	—	23,354,547
Short-Term U.S. Treasury Obligation	—	391,123	—	391,123
Fixed Income - Money Market Fund	2,203,861	—	—	2,203,861
Derivatives (d)
Futures Contracts	114,537	—	—	114,537
Total	$83,659,306	$391,123	$—	$84,050,429

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 114,537